Related Party Transaction and Balance	12 Months Ended
Mar. 31, 2024
Related Party Transaction and Balance [Abstract]
Related Party Transaction and Balance

13. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Chan Sze Ho	Director of the Company
Cheung Yuk Shan	Spouse of Shum Ngan, Sammy, the director of the Company
Fong Wai Lok, Raymond	Former director of the Company, resigned as a director and appointed as a consultant of the Company effective April 1, 2024
Fung Yee Lin	Shareholder of Smark Holding Limited as of March 31, 2023 and 2022
I Win Growth SPC - Fund 1 SP	Fund managed by IWAML
Lau Kam Yan, Karen	Controlling party of Courageous Wealth Limited
Lobster Financial Holdings Limited	10% shareholder of Oriental Moon Tree Limited as of March 31, 2024, 2023 and 2022
Oriental Moon Tree Limited	Shareholder of the Company
Smark Holding Limited	Shareholder of Oriental Moon Tree Limited as of March 31, 2023 and 2022, and ceases to be a shareholder of Oriental Moon Tree Limited from April 17, 2023
Tse Tim	Spouse of Lau Kam Yan, Karen, the controlling party of Courageous Wealth Limited
Wu Hin Lun	Controlling party of Capital Hero Global Limited
Zhu Jian Guo	Father of Zhu Yun, the controlling party of Lobster Financial Holdings Limited
Zhu Yun	Controlling party of Lobster Financial Holdings Limited as of March 31, 2024, 2023 and 2022 and spouse of former director Fong Wai Lok, Raymond

b. Transactions with related parties

			For the Years Ended March 31,
Name		Nature	2024	2023	2022
Chan Sze Ho	(1)	Brokerage commission	$50	$-	$-
Cheung Yuk Shan	(1)	Brokerage commission	96	1,665	226
Fong Wai Lok, Raymond	(1)	Brokerage commission	-	-	45
I Win Growth SPC - Fund 1 SP	(1)	Brokerage commission	-	9,685	6,089
Lau Kam Yan, Karen	(1)	Brokerage commission	50	3,820	10,145
Lobster Financial Holdings Limited	(1)	Brokerage commission	-	1,212	11,947
Tse Tim	(1)	Brokerage commission	5,528	71,605	688,205
Wu Hin Lun	(1)	Brokerage commission	1,395	312	4,362
Zhu Jian Guo	(1)	Brokerage commission	-	265	865
Zhu Yun	(1)	Brokerage commission	-	1,179	13,517
Total			$7,119	$89,743	$735,401

Cheung Yuk Shan	(2)	Handling income on custodian service	2,058	2,262	-
Zhu Jian Guo	(2)	Handling income on custodian service	20	-	-
Chan Sze Ho	(3)	Handling income on dividend collection	10	-	-
Cheung Yuk Shan	(3)	Handling income on dividend collection	-	-	13
Fong Wai Lok, Raymond	(3)	Handling income on dividend collection	-	-	13
Fung Yee Lin	(3)	Handling income on dividend collection	-	-	10
Tse Tim	(3)	Handling income on dividend collection	1	13	392
Wu Hin Lun	(3)	Handling income on dividend collection	41	-	13
Zhu Yun	(3)	Handling income on dividend collection	-	-	57
Total			$2,130	$2,275	$498

I Win Growth SPC - Fund 1 SP	(4)	Investment management fee income	$-	$2,840	$1,793

Cheung Yuk Shan	(5)	Interest income and other	$-	$57	$76
Fong Wai Lok, Raymond	(5)	Interest income and other	-	-	1,321
I Win Growth SPC - Fund 1 SP	(5)	Interest income and other	-	4,117	191
Lau Kam Yan, Karen	(5)	Interest income and other	-	1	1
Lobster Financial Holdings Limited	(5)	Interest income and other	-	271	90
Tse Tim	(5)	Interest income and other	1,422	4,897	3,361
Wu Hin Lun	(5)	Interest income and other	16	9	431
Zhu Jian Guo	(5)	Interest income and other	-	782	93
Zhu Yun	(5)	Interest income and other	-	28	29
Total			$1,438	$10,162	$5,593

Smark Holding Limited	(6)	Other administrative expenses	$-	$-	$3,854

(1)	The amounts for the years ended March 31, 2024, 2023 and 2022 represented fees and commissions from securities brokerage services based on a fixed rate for each transaction.

(2)	The amounts for the years ended March 31, 2024 and 2023 represented handling income from custodian services rendered.

(3)	The amounts for the years ended March 31, 2024, 2023 and 2022 represented handling income from dividend collection services rendered.

(4)	The amounts for the years ended March 31, 2023 and 2022 represented income from investment management services rendered.

(5)	The amounts for the years ended March 31, 2024, 2023 and 2022 represented interests charged on overdue receivables from related parties arising from brokerage transactions.

(6)	The amount for the year ended March 31, 2022 represented other administrative expenses paid for management services.

c. Balance with related parties

			As of March 31,
Name	Nature		2024	2023
Tse Tim	(1)	Receivables from customers	$3,740	$-
Wu Hin Lun	(1)	Receivables from customers	-	1,219
Total			$3,740	$1,219

Oriental Moon Tree Limited	(2)	Amounts due from related party	$3,895	$-

Chan Sze Ho	(3)	Payables to customers	$-	$10
Cheung Yuk Shan	(3)	Payables to customers	63,845	1,649
Fung Yee Lin	(3)	Payables to customers	-	411
Lau Kam Yan, Karen	(3)	Payables to customers	41,727	8,735
Tse Tim	(3)	Payables to customers	390,382	31,798
Wu Hin Lun	(3)	Payables to customers	57,748	-
Zhu Jian Guo	(3)	Payables to customers	2,872	60,208
Zhu Yun	(3)	Payables to customers	78,675	20,333
Total			$635,249	$123,144

Smark Holding Limited	(4)	Amounts due to related parties	$-	$7,097

(1)	The balances as of March 31, 2024 and 2023 represented amounts overdue on brokerage transactions which passed the settlement dates, before allowance for expected credit losses. The balances were fully settled subsequently.

(2)	The balance as of March 31, 2024 represented advance to shareholders for operational purpose, before allowance for expected credit losses. The balance was unsecured, non-interest bearing and repayable on demand. As of the date of these consolidated financial statements, the balance has not been settled.

(3)	The balances as of March 31, 2024 and 2023 represented cash deposits received from the related parties and payables arising from unsettled trades on trade-date basis.

(4)	The balances as of March 31, 2024 and 2023 represented the advances from shareholders for operational purposes and consideration payable to the shareholders upon our group reorganization. The balances were unsecured, non-interest bearing and repayable on demand. On November 25, 2022, the shareholders agreed to waive most of these balances due to them by the Company, totaling $2,025,475, in form of capital contributions (further details are set out in note 10 to these consolidated financial statements).